CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2021	$ 225,266	$ 7	$ 522,479	$ (155)	$ (297,065)
Balance, Shares at Dec. 31, 2021		63,565,886
Stock-based compensation	41,315		41,315
Issuance of common stock, upon vesting of restricted stock, Shares		1,912,210
Purchase of common stock under the 2020 Employee Stock Purchase Plan	536		536
Purchase of common stock under the 2020 employee stock purchase plan, Shares		157,052
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	126,425	$ 2	126,423
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		27,458,095
Unrealized gain (loss) on available-for-sale securities	(313)			(313)
Net loss	(168,710)				(168,710)
Balance at Dec. 31, 2022	224,519	$ 9	690,753	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		93,093,243
Stock-based compensation	10,029		10,029
Issuance of common stock, upon vesting of restricted stock, Shares		334,747
Unrealized gain (loss) on available-for-sale securities	167			167
Net loss	(41,183)				(41,183)
Balance at Mar. 31, 2023	193,532	$ 9	700,782	(301)	(506,958)
Balance, Shares at Mar. 31, 2023		93,427,990
Balance at Dec. 31, 2022	224,519	$ 9	690,753	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		93,093,243
Unrealized gain (loss) on available-for-sale securities	268
Net loss	(130,722)
Balance at Sep. 30, 2023	195,334	$ 11	792,020	(200)	(596,497)
Balance, Shares at Sep. 30, 2023		113,966,594
Balance at Dec. 31, 2022	224,519	$ 9	690,753	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		93,093,243
Stock-based compensation	40,779		40,779
Issuance of common stock, upon vesting of restricted stock, Shares		921,505
Purchase of common stock under the 2020 Employee Stock Purchase Plan	326		326
Purchase of common stock under the 2020 employee stock purchase plan, Shares		134,243
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	70,169	$ 2	70,167
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		20,000,000
Unrealized gain (loss) on available-for-sale securities	406			406
Net loss	(190,418)				(190,418)
Balance at Dec. 31, 2023	145,781	$ 11	802,025	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		114,148,991
Balance at Mar. 31, 2023	193,532	$ 9	700,782	(301)	(506,958)
Balance, Shares at Mar. 31, 2023		93,427,990
Stock-based compensation	10,288		10,288
Issuance of common stock, upon vesting of restricted stock, Shares		179,092
Purchase of common stock under the 2020 Employee Stock Purchase Plan	315		315
Purchase of common stock under the 2020 employee stock purchase plan, Shares		108,936
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	70,169	$ 2	70,167
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		20,000,000
Unrealized gain (loss) on available-for-sale securities	76			76
Net loss	(45,267)				(45,267)
Balance at Jun. 30, 2023	229,113	$ 11	781,552	(225)	(552,225)
Balance, Shares at Jun. 30, 2023		113,716,018
Stock-based compensation	10,468		10,468
Issuance of common stock, upon vesting of restricted stock, Shares		250,576
Unrealized gain (loss) on available-for-sale securities	25			25
Net loss	(44,272)				(44,272)
Balance at Sep. 30, 2023	195,334	$ 11	792,020	(200)	(596,497)
Balance, Shares at Sep. 30, 2023		113,966,594
Balance at Dec. 31, 2023	145,781	$ 11	802,025	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		114,148,991
Stock-based compensation	5,034		5,034
Issuance of common stock, upon vesting of restricted stock, Shares		732,774
Unrealized gain (loss) on available-for-sale securities	(76)			(76)
Net loss	(30,299)				(30,299)
Balance at Mar. 31, 2024	120,440	$ 11	807,059	(138)	(686,492)
Balance, Shares at Mar. 31, 2024		114,881,765
Balance at Dec. 31, 2023	145,781	$ 11	802,025	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		114,148,991
Unrealized gain (loss) on available-for-sale securities	(72)
Net loss	(40,501)
Balance at Sep. 30, 2024	121,118	$ 11	817,935	(134)	(696,694)
Balance, Shares at Sep. 30, 2024		115,438,119
Balance at Mar. 31, 2024	120,440	$ 11	807,059	(138)	(686,492)
Balance, Shares at Mar. 31, 2024		114,881,765
Stock-based compensation	5,908		5,908
Issuance of common stock, upon vesting of restricted stock, Shares		394,309
Purchase of common stock under the 2020 Employee Stock Purchase Plan	21		21
Purchase of common stock under the 2020 employee stock purchase plan, Shares		36,337
Unrealized gain (loss) on available-for-sale securities	(1)			(1)
Net loss	(6,076)				(6,076)
Balance at Jun. 30, 2024	120,292	$ 11	812,988	(139)	(692,568)
Balance, Shares at Jun. 30, 2024		115,312,411
Stock-based compensation	4,947		4,947
Issuance of common stock, upon vesting of restricted stock, Shares		125,708
Unrealized gain (loss) on available-for-sale securities	5			5
Net loss	(4,126)				(4,126)
Balance at Sep. 30, 2024	$ 121,118	$ 11	$ 817,935	$ (134)	$ (696,694)
Balance, Shares at Sep. 30, 2024		115,438,119